EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Employee expenses	$ 747,288	$ 718,990	$ 670,616
Wages and salaries	717,548	697,833	651,371
Severance indemnities	$ 29,740	$ 21,157	$ 19,245